Stock Option and bonus plans (Details Narrative 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock Option And Bonus Plans Details Narrative 1
Intrinsic value of options outstanding and exercisable	$ 0	$ 0	$ 0